Other revenues	12 Months Ended
Dec. 31, 2012
Other revenues [Abstract]
Other revenues
Note 8 – Other revenues

Related party other revenues comprise the following items:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Related party other revenues	19.1	—	—
Total	19.1	—	—

During the year ended December 31, 2012, we earned related party other revenues within our Nigerian service company of $19.1 million relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill's West Polaris drilling rig that was operating in Nigeria during that period.